Short-term Investments	9 Months Ended
Sep. 30, 2019
Short-term Investments
Short-term investments

4. Short-term Investments

	September 30,	December 31,
	2019	2018
	(in US$’000)
Bank deposits maturing over three months (note)
Denominated in:
US$	104,111	214,538
HK$	382	377
	104,493	214,915

Note: The weighted average effective interest rate on bank deposits for the nine months ended September 30, 2019 and the year ended December 31, 2018 was 2.71% per annum and 2.18% per annum respectively (with maturity ranging from 91 to 129 days and 91 to 100 days respectively).